Exploration Expenditures - Schedule of Exploration Expenditures by Jurisdiction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Exploration Expenditures by Jurisdiction [Line Items]
Exploration expenses	$ 35,345	$ 61,507
Ecuador [Member]
Schedule of Exploration Expenditures by Jurisdiction [Line Items]
Exploration expenses	32,908	59,547
Chile [Member]
Schedule of Exploration Expenditures by Jurisdiction [Line Items]
Exploration expenses	95	86
Mexico [Member]
Schedule of Exploration Expenditures by Jurisdiction [Line Items]
Exploration expenses	165	162
Peru – Warintza costs [Member]
Schedule of Exploration Expenditures by Jurisdiction [Line Items]
Exploration expenses	1,900	1,436
Peru – Capricho & Paco assets [Member]
Schedule of Exploration Expenditures by Jurisdiction [Line Items]
Exploration expenses	$ 277	$ 276